Annual Total Returns[BarChart] - Invesco VI Global Core Equity Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.89%)	13.75%	22.50%	0.69%	(1.42%)	6.81%	22.90%	(15.32%)	25.20%	13.23%